CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	$ (287)	$ 100	$ (582)	$ (8)
Other comprehensive income (loss) that will not be reclassified to net income (loss)
Revaluations of property, plant and equipment	217	65	(119)	109
Actuarial gains on defined benefit plans	1	3	1	3
Deferred income tax expense on above items	(45)	(97)	(26)	(119)
Unrealized gain on investments in equity securities	577	0	583	1
Equity-accounted investments	0	25	(53)	12
Total items that will not be reclassified to net income (loss)	750	(4)	386	6
Other comprehensive income that may be reclassified to net income (loss)
Foreign currency translation	623	540	1,053	1,161
Gains (losses) arising during the period on financial instruments designated as cash-flow hedges	144	(69)	(174)	23
Unrealized loss on foreign exchange swaps – net investment hedge	(196)	(263)	(257)	(470)
Reclassification adjustments for amounts recognized in net income	4	(3)	28	2
Deferred income tax (expense) recovery on above items	(1)	33	36	18
Equity-accounted investments	(20)	18	5	38
Total items that may be reclassified subsequently to net income	554	256	691	772
Other comprehensive income	1,304	252	1,077	778
Comprehensive income	1,017	352	495	770
Comprehensive income attributable to:
Preferred limited partners' equity	8	9	15	17
Limited partners' equity	222	13	98	(27)
Comprehensive income	1,017	352	495	770
Participating non-controlling interests – in operating subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	(100)	186	(191)	250
Other comprehensive income that may be reclassified to net income (loss)
Other comprehensive income	564	44	349	428
Comprehensive income attributable to:
Non-controlling interests	464	230	158	678
General partnership interest in a holding subsidiary held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	40	35	81	70
Other comprehensive income that may be reclassified to net income (loss)
Other comprehensive income	4	1	4	2
Comprehensive income attributable to:
Non-controlling interests	44	36	85	72
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	(72)	(44)	(149)	(112)
Other comprehensive income that may be reclassified to net income (loss)
Other comprehensive income	213	52	212	94
Comprehensive income attributable to:
Non-controlling interests	141	8	63	(18)
BEPC exchangeable shares and class A.2 exchangeable shares
Comprehensive income attributable to:
Non-controlling interests	131	8	59	(17)
Preferred equity
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	8	7	16	14
Other comprehensive income that may be reclassified to net income (loss)
Other comprehensive income	(11)	31	(19)	31
Comprehensive income attributable to:
Non-controlling interests	(3)	38	(3)	45
Perpetual subordinated notes
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	10	10	20	20
Comprehensive income attributable to:
Non-controlling interests	$ 10	$ 10	$ 20	$ 20